SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - shares		12 Months Ended
	Jun. 20, 2016	Dec. 31, 2020
Disclosure of operating segments [line items]
Number of units issuable per redemption Unit (in units)	1
Renewable transport fuel obligation certificates, offsetting carryforward percentage		25.00%
Risk fee % of gross premiums		2.25%
Proprietary technology | Top of range
Disclosure of operating segments [line items]
Intangible asset amortization periods		20 years